[Zurich Letterhead]

April 30, 2021

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ZALICO Variable Annuity Separate Account (“Separate Account”)

Post-Effective Amendment No. 35 to Form N-4 Registration Statement

File Number 333-22375 and 811-3199 – ZALICO Variable Annuity Separate Account

Commissioners:

Zurich American Life Insurance Company (“Zurich”), on behalf of its Separate Account, is filing electronically herewith Post-Effective Amendment No. 35 to the above-referenced registration statement under the Securities Act of 1933, as amended (“Securities Act”), which also constitutes Amendment No. 141 to the registration statement under the Investment Company Act of 1940 (“Amendment”).

This Amendment is being filed to:

•	respond to the oral comments of the Commission staff (“staff”) on the registration statement, which the staff provided to Zurich’s counsel by telephone on April 1, 2021,

•	include required financial statements in the registration statement,

•	include updated information regarding the underlying funds,

•	incorporate other non-material changes as discussed with the staff by telephone on April 5, 2021, and

•	include any exhibits required by Form N-4 that were not previously filed.

We have submitted under separate cover a letter detailing Zurich’s responses to the staff comments and changes made to the registration statement.

This Amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b)(4) of that Rule, we represent that the amendment does not contain disclosure that would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact the undersigned at juanita.thomas@zurich.com or Richard T. Choi of Carlton Fields, P.A. at 202-965-8127 or RChoi@carltonfields.com.

Sincerely,

/s/ Juanita M. Thomas

Juanita M. Thomas

Senior Assistant General Counsel

cc:	Richard T. Choi

Carlton Fields, P.A.